RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

In May 2021, the Company issued 2,000 shares of common stock, valued at $500, to the founders of the Company, which was subsequently subject to a 250-to-1 forward stock split.

The Company issued 1,312 shares of preferred stock, valued at $250 per share, to one of the founders of the Company, who is also an employee, in exchange for contributed equipment in the amount of $328,000 during the year ended November 31, 2021.

During the year ended November 30, 2022, the Company issued 3,933 shares of preferred stock, valued at $250 per share, to a founder and employee as part of a legal settlement agreement with a third party.